MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2019
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3 — MARKETABLE SECURITIES

The following table sets forth the Company’s marketable securities for the indicated periods:

	December 31,	June 30,
	2018	2019
Level 2 securities:
U.S government and agency bonds	$7,933	$3,996
Canada government bonds	1,009	1,007
Other foreign government bonds	5,259	2,977
Corporate bonds*	42,461	27,539
Total	$56,662	$35,519

* Investments in Corporate bonds rated A or higher.

The Company’s debt securities are traded in markets that are not considered to be active, but are valued based on quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Accordingly, these assets are categorized as Level 2.

The table below sets forth a summary of the changes in the fair value of the Company’s marketable securities for the indicated periods:

	Marketable securities
	For the year ended	For the Six Months ended
	December 31, 2018	June 30, 2019

Balance at beginning of the period	$-	$56,662
Additions	71,783	2,551
Sale or maturity	(15,092)	(23,773)
Changes in fair value during the period	(29)	79
Balance at end of the period	$56,662	$35,519

As of June 30, 2019, the Company’s debt securities had the following maturity dates:

Market value
June 30,
2019
Due within one year	34,014
Between 1-2 years	1,505

The carrying amount of the cash and cash equivalents, bank deposits, restricted cash, restricted long term deposits, accrued expenses and other liabilities approximates their fair value.